UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08243

Direxion Funds

(Exact name of registrant as specified in charter)

33 Whitehall Street, 10th Floor New York, NY 10004

(Address of principal executive offices) (Zip code)

Daniel D. O’Neill 33 Whitehall Street, 10th Floor New York, NY 10004

(Name and address of agent for service)

646-572-3390

Registrant’s telephone number, including area code

Date of fiscal year end: April 30, 2012

Date of reporting period: October 31, 2011

Item 1. Reports to Stockholders.

SEMI–ANNUAL REPORT OCTOBER 31, 2011

33 Whitehall Street, 10th Floor New York, New York 10004
(800) 851-0511

BULL FUNDS	BEAR FUNDS

DOMESTIC EQUITY INDEX FUNDS
Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)	Direxion Monthly NASDAQ-100® Bear 2X Fund (DXQSX)
Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)	Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)

INTERNATIONAL FUNDS
Direxion Monthly Latin America Bull 2X Fund (DXZLX)

CURRENCY FUNDS
Direxion Monthly Dollar Bull 2X Fund (DXDBX)	Direxion Monthly Dollar Bear 2X Fund (DXDDX)

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LETTER TO SHAREHOLDERS

Dear Shareholders,

This Semi-Annual Report for the Direxion Funds (the “Funds”) covers the period from May 1, 2011 to October 31, 2011 (the “Semi-Annual Period”). During the Semi-Annual Period, concerns over the sovereign debt situation in Europe continue to persist; sending equity returns lower into the end of the Semi-Annual Period. The S&P 500 was down 7.11% while U.S. Treasuries rallied over the period in a flight to safety and away from Europe, even as U.S. debt received its first downgrade in history by S&P. Concerns over U.S. debt and low, real interest rates drove the U.S. Dollar lower. Gold and silver soared to new highs due to fear and a weak dollar; while oil rallied, averaging $92 price per barrel.

The Funds seek to provide calendar month leveraged investment results, before fees and expenses, which correspond to the performance of a particular index or benchmark. These Funds are referred to as the “Leveraged Funds.” The term “calendar month” refers to the period from the close of the markets on the last business day of a given calendar month until the close of the markets on the last business day of the subsequent calendar month. The Leveraged Funds seek calendar month leveraged investment results which should not be equated with seeking a leveraged goal for shorter than a calendar month. An investor who purchases shares on a day other than the last business day of a calendar month will generally receive more, or less, than 200% exposure to the target index, depending on the performance of the target index.

The Leveraged Funds with the word “Bull” in their name (collectively, the “Bull Funds”) attempt to provide investment results that correlate to 200% of the return of an index or benchmark, meaning the Bull Funds attempt to move in the same direction as the target index or benchmark. The Leveraged Funds with the word “Bear” in their name (collectively, the “Bear Funds”) attempt to provide investment results that correlate to -200% of the return of an index or benchmark, meaning that the Bear Funds attempt to move in the opposite or inverse direction of the target index or benchmark.

In seeking to achieve each Leveraged Fund’s monthly investment objective, Rafferty Asset Management (“Rafferty” or the “Adviser”) uses statistical and quantitative analysis to determine the investments each Fund makes and the techniques it employs. Rafferty relies upon a pre-determined model to generate orders resulting in repositioning each Fund’s investments in accordance with its monthly investment objective. Using this approach, Rafferty determines the type, quantity and mix of investment positions it believes in combination should produce monthly returns consistent with a Fund’s objective. As a consequence, if a Leveraged Fund is performing as designed, the return of the index or benchmark will dictate the return for that Fund. Each Leveraged Fund pursues its investment objective regardless of market conditions and does not take defensive positions.

Each Leveraged Fund has a clearly articulated goal which requires the Fund to seek economic exposure in excess of its net assets. To meet its objectives, each Leveraged Fund invests in some combination of financial instruments so it generates economic exposure consistent with the Fund’s investment objective. Financial instruments may include ETFs, stock index futures contracts, option on securities and stock indices and swap agreements. Each Leveraged Fund invests significantly in swap agreements and futures contracts. Rafferty uses these types of investments to produce economically “leveraged” investment results. Leveraging allows Rafferty to generate a greater positive or negative return than what would be generated on the invested capital without leverage, thus changing small market movements into larger changes in the value of the investments of a Fund.

The Funds may use certain investment techniques, including investments in derivatives, which may be considered aggressive. Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Additionally, such instruments may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security or index which will increase the volatility of the Funds and may involve a small investment of cash relative to the magnitude of the risk assumed. The use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case.

The discussion below relates to the performance of the Leveraged Funds for the Semi-Annual Period. The Leveraged Funds seek to provide calendar month returns which are a multiple — positive or negative — of the calendar month performance of a particular benchmark. If a Leveraged Fund’s shares are held through the end of a calendar month or months, the Fund’s performance is likely to deviate from the multiple of the benchmark performance for the longer period. Similarly, the return for investors investing for periods less than a calendar month, or for a period different than the calendar month, will likely deviate from the multiple of the benchmark performance for such shorter period. The Leveraged Funds are not suitable for all investors and should be utilized only by sophisticated investors who understand leverage risk, consequences of seeking calendar month leverage investment results and intend to actively monitor and manage their investments.

The performance of the Leveraged Funds for the Semi-Annual Period is important for understanding whether these Funds meet their investment goals. A Leveraged Fund meeting its calendar month goals should have performance for the Semi-Annual Period similar to the performance indicated by models based on the calendar month returns of the relevant benchmark for the Semi-Annual Period. Direxion maintains models indicating the expected performance of each Leveraged Fund in light of the path of the relevant benchmark, the Fund’s expense ratios and the impact of leveraging the Fund’s portfolio. The models, and a description of how they work, are available on the Direxion website (www.direxionfunds.com) under Tools/Tracking Center. The models do not take into account the size of a Fund or any transaction fees associated with creating a Leveraged Fund’s portfolio, but do take into account a Fund’s expense ratio and financing implications. A brief comparison of the actual returns versus the expected returns for each of the Leveraged Funds in this Semi-Annual Report follows:

The Direxion Monthly S&P 500 Bull 2X Fund and the Direxion Monthly S&P 500 Bear 2X Fund seek to provide 200% and -200% of the monthly return of the S&P 500 Index. The Direxion Monthly S&P 500 Bull 2X Fund returned -16.63%, 1 basis point less than its expected return of -16.62%. The Direxion Monthly S&P 500 Bear 2X Fund returned 7.58%, 6 basis points greater than its expected return of 7.52%. The S&P 500 Index itself returned -7.11%

The Direxion Monthly NASDAQ-100 Bull 2X Fund and the Direxion Monthly NASDAQ-100 Bear 2X Fund seek to provide 200% and -200% of the monthly return of the NASDAQ-100 Index. The Direxion Monthly NASDAQ-100 Bull 2X Fund returned -5.18%, matching its expected return of -5.18%. The Direxion Monthly NASDAQ-100 Bear 2X Fund returned -3.43%, 9 basis points less than its expected return of -3.34%. The NASDAQ-100 Index itself returned -1.35%.

The Direxion Monthly Latin America Bull 2X Fund seeks to provide 200% of the monthly return of the S&P Latin America 40 Index. The Direxion Monthly Latin America Bull 2X Fund returned -34.09%, 8 basis points less than its expected return of -34.01%. The S&P Latin America 40 Index itself returned -14.62%.

The Direxion Monthly Dollar Bull 2X Fund and the Direxion Monthly Dollar Bear 2X Fund seek to provide 200% and -200% of the monthly return of the U.S. Dollar Index. The Direxion Monthly Dollar Bull 2X Fund returned 5.55%, 125 basis points less than its expected return of 6.80%. The Direxion Monthly Dollar Bear 2X Fund returned -8.89%, 107 basis points greater than its expected return of -9.96%. The U.S. Dollar Index itself returned 4.43%.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill Chief Investment Officer	Patrick Rudnick Principal Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted.

There is no guarantee the Funds will achieve their objective. Investing in funds that track an index may be more volatile then investing in broadly diversified funds. The use of leverage by a Fund means the Funds are riskier than alternatives which do not use leverage.

The views in this report were those of the Adviser as of October 31, 2011 and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders of the Fund in understanding their investments in the Fund and do not constitute investment advice.

To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratios of the Direxion Monthly NASDAQ-100 Bull 2X Fund, Direxion Monthly NASDAQ-100 Bear 2X Fund, Direxion Monthly S&P 500 Bull 2X Fund, Direxion Monthly S&P 500 Bear 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Dollar Bull 2X Fund, and Direxion Monthly Dollar Bear 2X Fund is 1.93%, 1.93%, 1.93%, 1.92%, 1.91%, 1.93%, and 1.93%, respectively, net of any fee, waivers or expense reimbursements.*

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1-800-851-0511 or visit www.direxionfunds.com. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC

Date of First Use: December 29, 2011

*	The total annual fund operating expense ratios include Acquired Fund Fees and Expenses, indirect expenses that the Funds incur that are required to be disclosed. Without Acquired Fund Fees and Expenses, total annual fund operating expense ratios would be 1.90% for each Fund, respectively.

Expense Example

October 31, 2011 (Unaudited)

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held the entire period (May 1, 2011 — October 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4	DIREXION SEMI-ANNUAL REPORT

Expense Example Tables

October 31, 2011 (Unaudited)

	Expense Ratio[1]	Beginning Account Value May 1, 2011	Ending Account Value October 31, 2011	Expenses Paid During Period[2]
Direxion Monthly NASDAQ-100 Bull 2X Fund
Based on actual fund return	1.90%	$1,000.00	$948.20	$9.30
Based on hypothetical 5% return	1.90%	1,000.00	1,015.59	9.63
Direxion Monthly NASDAQ-100 Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	965.70	9.39
Based on hypothetical 5% return	1.90%	1,000.00	1,015.59	9.63
Direxion Monthly S&P 500 Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	833.70	8.76
Based on hypothetical 5% return	1.90%	1,000.00	1,015.59	9.63
Direxion Monthly S&P 500 Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	1,075.80	9.91
Based on hypothetical 5% return	1.90%	1,000.00	1,015.59	9.63
Direxion Monthly Latin America Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	659.10	7.92
Based on hypothetical 5% return	1.90%	1,000.00	1,015.59	9.63
Direxion Monthly Dollar Bull 2X Fund
Based on actual fund return	1.90%	1,000.00	1,055.50	9.82
Based on hypothetical 5% return	1.90%	1,000.00	1,015.59	9.63
Direxion Monthly Dollar Bear 2X Fund
Based on actual fund return	1.90%	1,000.00	911.10	9.13
Based on hypothetical 5% return	1.90%	1,000.00	1,015.59	9.63

[1]	Annualized

[2]

Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/period, then divided by 366.

Allocation of Portfolio Holdings

October 31, 2011 (Unaudited)

	Cash*	Futures	Swaps	Total
Direxion Monthly NASDAQ-100 Bull 2X Fund	98%	—	2%	100%
Direxion Monthly NASDAQ-100 Bear 2X Fund	108%	—	(8%)	100%
Direxion Monthly S&P 500 Bull 2X Fund	104%	—	(4%)	100%
Direxion Monthly S&P 500 Bear 2X Fund	108%	—	(8%)	100%
Direxion Monthly Latin America Bull 2X Fund	120%	—	(20%)	100%
Direxion Monthly Dollar Bull 2X Fund	104%	(4%)	—	100%
Direxion Monthly Dollar Bear 2X Fund	97%	3%	—	100%

*	Cash, cash equivalents and other assets less liabilities.

DIREXION SEMI-ANNUAL REPORT	5

Direxion Monthly NASDAQ-100 Bull 2X Fund

Schedule of Investments

October 31, 2011 (Unaudited)

No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	13,450,515

TOTAL NET ASSETS - 100.0%	$13,450,515

Percentages are stated as a percent of net assets.

(a)	$1,790,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly NASDAQ-100 Bull 2X Fund

Long Equity Swap Contracts

October 31, 2011 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation
Credit Suisse Capital, LLC	NASDAQ-100 Index	11,399	$26,645,775	(0.19%)	11/19/2012	$257,286

The accompanying notes are an integral part of these financial statements.

6	DIREXION SEMI-ANNUAL REPORT

Direxion Monthly NASDAQ-100 Bear 2X Fund

Schedule of Investments

October 31, 2011 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	2,952,115

TOTAL NET ASSETS - 100.0%	$2,952,115

Percentages are stated as a percent of net assets.

(a)	$1,640,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly NASDAQ-100 Bear 2X Fund

Short Equity Swap Contracts

October 31, 2011 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	NASDAQ-100 Index	2,501	$5,661,994	(0.10%)	11/5/2012	$(242,430)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	7

Direxion Monthly S&P 500 Bull 2X Fund

Schedule of Investments

October 31, 2011 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	17,172,826

TOTAL NET ASSETS - 100.0%	$17,172,826

Percentages are stated as a percent of net assets.

(a)	$2,430,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly S&P 500 Bull 2X Fund

Long Equity Swap Contracts

October 31, 2011 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	S&P 500 Index	27,371	$34,928,120	(0.24%)	11/20/2012	$(623,856)

The accompanying notes are an integral part of these financial statements.

8	DIREXION SEMI-ANNUAL REPORT

Direxion Monthly S&P 500 Bear 2X Fund

Schedule of Investments

October 31, 2011 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	26,857,908

TOTAL NET ASSETS - 100.0%	$26,857,908

Percentages are stated as a percent of net assets.

(a)	$14,840,000 of cash is pledged as collateral for swap contracts.

Direxion Monthly S&P 500 Bear 2X Fund

Short Equity Swap Contracts

October 31, 2011 (Unaudited)

Counterparty	Reference Index	Number of Contracts	Notional Amount	Interest Rate Received	Termination Date	Unrealized Depreciation
Credit Suisse Capital, LLC	S&P 500 Index	42,878	$51,605,830	0.09%	11/5/2012	$(2,180,612)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	9

Direxion Monthly Latin America Bull 2X Fund

Schedule of Investments

October 31, 2011 (Unaudited)

Value
No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%(a)	38,267,772

TOTAL NET ASSETS - 100.0%	$38,267,772

Percentages are stated as a percent of net assets.

(a)	$23,852,654 of cash is pledged as collateral for swap contracts.

Direxion Monthly Latin America Bull 2X Fund

Long Equity Swap Contracts

October 31, 2011 (Unaudited)

Counterparty	Reference Entity	Number of Contracts	Notional Amount	Interest Rate Paid	Termination Date	Unrealized Appreciation/ (Depreciation)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	600,763	$31,525,164	(1.19%)	12/5/2011	$(4,041,191)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	20,000	990,198	(1.19%)	12/27/2011	(82,374)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	281,448	15,139,365	(1.19%)	12/30/2011	(2,266,856)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	12,200	636,113	(1.19%)	2/1/2012	(77,602)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	4,400	226,337	(1.19%)	2/6/2012	(24,865)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	39,400	2,024,547	(1.19%)	2/23/2012	(219,081)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	25,000	1,297,509	(1.19%)	2/24/2012	(151,951)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	91,930	4,801,545	(1.19%)	2/28/2012	(589,177)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	48,000	2,516,843	(1.19%)	3/5/2012	(316,830)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	4,000	218,844	(1.19%)	4/5/2012	(35,338)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	2,900	153,876	(1.19%)	4/19/2012	(20,737)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	35,000	1,887,577	(1.19%)	4/27/2012	(280,489)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	11,100	542,459	(1.19%)	9/4/2012	(39,067)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	29,800	1,284,935	(1.19%)	9/10/2012	67,273
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	152,000	6,862,692	(1.19%)	9/17/2012	35,196
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	10,000	434,087	(1.19%)	9/18/2012	19,833
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	7,000	308,482	(1.19%)	9/21/2012	9,311
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	28,000	1,287,377	(1.19%)	10/1/2012	(16,135)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	12,000	525,825	(1.19%)	10/9/2012	19,224
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	3,500	135,127	(1.19%)	10/23/2012	23,936
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	14,700	588,472	(1.19%)	10/29/2012	79,678
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	8,000	342,349	(1.19%)	11/13/2012	21,418
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	5,000	206,991	(1.19%)	11/16/2012	20,410
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	19,000	833,372	(1.19%)	11/19/2012	30,848
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	3,200	148,734	(1.19%)	11/27/2012	(3,166)
Bank of America Merrill Lynch	iShares S&P Latin America 40 Index Fund	214,050	9,739,814	(1.19%)	11/30/2012	(2,679)

		1,682,391	$84,658,634			$(7,840,411)

The accompanying notes are an integral part of these financial statements.

10	DIREXION SEMI-ANNUAL REPORT

Direxion Monthly Dollar Bull 2X Fund

Schedule of Investments

October 31, 2011 (Unaudited)

No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%	6,065,906

TOTAL NET ASSETS - 100.0%	$6,065,906

Direxion Monthly Dollar Bull 2X Fund

Futures Contracts

October 31, 2011 (Unaudited)

Contracts		Unrealized Depreciation
158	U.S. Dollar Index Futures Expiring December 2011 (Underlying Notional Amount at Market Value $12,114,650)	$(247,886)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	11

Direxion Monthly Dollar Bear 2X Fund

Schedule of Investments

October 31, 2011 (Unaudited)

No reportable investments.

TOTAL INVESTMENTS (Cost $0) - 0.0%	$—
Other Assets in Excess of Liabilities - 100.0%	3,468,197

TOTAL NET ASSETS - 100.0%	$3,468,197

Direxion Monthly Dollar Bear 2X Fund

Short Futures Contracts

October 31, 2011 (Unaudited)

Contracts		Unrealized Appreciation
91	U.S. Dollar Index Futures Expiring December 2011 (Underlying Notional Amount at Market Value $6,977,425)	$97,972

The accompanying notes are an integral part of these financial statements.

12	DIREXION SEMI-ANNUAL REPORT

Statements of Assets and Liabilities

October 31, 2011 (Unaudited)

	Direxion Monthly NASDAQ-100 Bull 2X Fund	Direxion Monthly NASDAQ-100 Bear 2X Fund	Direxion Monthly S&P 500 Bull 2X Fund	Direxion Monthly S&P 500 Bear 2X Fund
Assets:
Cash	$11,100,680	$1,814,246	$11,752,450	$14,889,616
Receivables:
Fund shares sold	331,947	32,160	3,754,441	2,546,788
Deposits at brokers for swaps	2,470,000	1,640,000	2,430,000	14,840,000
Due from brokers for swaps	—	—	64	—
Unrealized appreciation on swaps	257,286	—	—	—

Total Assets	14,159,913	3,486,406	17,936,955	32,276,404

Liabilities:
Payables:
Fund shares redeemed	7,957	47,236	98,193	564,173
Due to brokers for swaps	—	236,924	—	2,621,321
Deposits to brokers for swaps	680,000	—	20,000	—
Unrealized depreciation on swaps	—	242,430	623,856	2,180,612
Accrued investment advisory fees	8,459	3,040	8,710	20,680
Accrued operating services fees	7,332	2,635	7,548	17,924
Accrued distribution expense	2,820	1,013	2,903	6,893
Accrued shareholder servicing fees	2,820	1,013	2,903	6,893
Other liabilities	10	—	16	—

Total Liabilities	709,398	534,291	764,129	5,418,496

Net Assets	$13,450,515	$2,952,115	$17,172,826	$26,857,908

Net Assets Consist Of:
Capital stock	$28,561,272	$19,863,076	$20,419,293	$70,106,922
Accumulated net investment loss	(152,324)	(36,519)	(176,883)	(194,296)
Accumulated net realized loss	(15,215,719)	(16,632,012)	(2,445,728)	(40,874,106)
Net unrealized appreciation (depreciation) on:
Swaps	257,286	(242,430)	(623,856)	(2,180,612)

Total Net Assets	$13,450,515	$2,952,115	$17,172,826	$26,857,908

Calculation of Net Assets Value Per Share:
Net assets	$13,450,515	$2,952,115	$17,172,826	$26,857,908
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	151,848	299,669	416,324	980,312
Net asset value, redemption and offering price per share	$88.58	$9.85	$41.25	$27.40

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	13

Statements of Assets and Liabilities

October 31, 2011 (Unaudited)

	Direxion Monthly Latin America Bull 2X Fund	Direxion Monthly Dollar Bull 2X Fund	Direxion Monthly Dollar Bear 2X Fund
Assets:
Cash	$22,214,000	$5,552,923	$3,440,859
Receivables:
Fund shares sold	483,760	5,200	4,000
Deposits at brokers for futures	—	736,634	—
Deposits at brokers for swaps	23,852,654	—	—
Due from broker for futures	—	—	220,051
Unrealized appreciation on swaps	327,127	—	—
Variation margin	—	240,675	—
Dividends and interest	804	—	—

Total Assets	46,878,345	6,535,432	3,664,910

Liabilities:
Payables:
Fund shares redeemed	389,817	18,617	—
Due to brokers for futures	—	439,634	—
Deposit to brokers for futures	—	—	67,051
Unrealized depreciation on swaps	8,167,538	—	—
Variation margin	—	—	124,046
Accrued investment advisory fees	21,007	4,452	2,217
Accrued operating services fees	18,209	3,857	1,921
Accrued distribution expense	7,001	1,483	739
Accrued shareholder servicing fees	7,001	1,483	739

Total Liabilities	8,610,573	469,526	196,713

Net Assets	$38,267,772	$6,065,906	$3,468,197

Net Assets Consist Of:
Capital stock	$211,984,528	$8,401,039	$8,124,829
Accumulated net investment loss	(452,364)	(80,883)	(40,818)
Accumulated net realized loss	(165,423,981)	(2,006,364)	(4,713,786)
Net unrealized appreciation (depreciation) on:
Futures	—	(247,886)	97,972
Swaps	(7,840,411)	—	—

Total Net Assets	$38,267,772	$6,065,906	$3,468,197

Calculation of Net Assets Value Per Share:
Net assets	$38,267,772	$6,065,906	$3,468,197
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	856,995	259,252	155,267
Net asset value, redemption and offering price per share	$44.65	$23.40	$22.34

The accompanying notes are an integral part of these financial statements.

14	DIREXION SEMI-ANNUAL REPORT

Statements of Operations

For the Six Months Ended October 31, 2011 (Unaudited)

	Direxion Monthly NASDAQ-100 Bull 2X Fund	Direxion Monthly NASDAQ-100 Bear 2X Fund	Direxion Monthly S&P 500 Bull 2X Fund	Direxion Monthly S&P 500 Bear 2X Fund
Investment income:
Interest income	$1,338	$287	$1,385	$1,448

Total investment income	1,338	287	1,385	1,448

Expenses:
Investment advisory fees	60,656	14,529	70,369	77,267
Operating services fees	52,568	12,591	60,987	66,965
Distribution expenses	20,219	4,843	23,456	25,756
Shareholder servicing fees	20,219	4,843	23,456	25,756

Total expenses	153,662	36,806	178,268	195,744

Net investment loss	(152,324)	(36,519)	(176,883)	(194,296)

Realized and unrealized gain (loss) on investments:
Net realized loss on:
Swaps	(1,943,703)	(128,561)	(3,829,160)	(2,357,359)

	(1,943,703)	(128,561)	(3,829,160)	(2,357,359)

Change in unrealized appreciation (depreciation) on:
Swaps	(367,371)	(105,033)	(853,233)	(1,502,456)

	(367,371)	(105,033)	(853,233)	(1,502,456)

Net realized and unrealized loss on investments	(2,311,074)	(233,594)	(4,682,393)	(3,859,815)

Net decrease in net assets resulting from operations	$(2,463,398)	$(270,113)	$(4,859,276)	$(4,054,111)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	15

Statements of Operations

For the Six Months Ended October 31, 2011 (Unaudited)

	Direxion Monthly Latin America Bull 2X Fund	Direxion Monthly Dollar Bull 2X Fund	Direxion Monthly Dollar Bear 2X Fund
Investment income:
Interest income	$7,063	$758	$412

Total investment income	7,063	758	412

Expenses:
Investment advisory fees	181,353	32,227	16,275
Operating services fees	157,176	27,930	14,105
Distribution expenses	60,449	10,742	5,425
Shareholder servicing fees	60,449	10,742	5,425

Total expenses	459,427	81,641	41,230

Net investment loss	(452,364)	(80,883)	(40,818)

Realized and unrealized gain (loss) on investments
Net realized loss on:
Futures	—	(501,826)	(134,830)
Swaps	(13,024,987)	—	—

	(13,024,987)	(501,826)	(134,830)

Change in unrealized appreciation (depreciation) on:
Futures	—	20,209	(306,938)
Swaps	(9,065,927)	—	—

	(9,065,927)	20,209	(306,938)

Net realized and unrealized loss on investments	(22,090,914)	(481,617)	(441,768)

Net decrease in net assets resulting from operations	$(22,543,278)	$(562,500)	$(482,586)

The accompanying notes are an integral part of these financial statements.

16	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly NASDAQ-100 Bull 2X Fund		Direxion Monthly NASDAQ-100 Bear 2X Fund
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Increase (Decrease) in net assets from:

Operations
Net investment loss	$(152,324)	$(336,402)	$(36,519)	$(72,293)
Net realized gain (loss) on investments	(1,943,703)	2,007,879	(128,561)	(2,437,497)
Change in net unrealized appreciation (depreciation) on investments	(367,371)	2,104,219	(105,033)	169,558

Net increase (decrease) in net assets resulting from operations	(2,463,398)	3,775,696	(270,113)	(2,340,232)

Distributions to shareholders:
Return of capital	—	—	—	(327,792)

Total distributions to shareholders	—	—	—	(327,792)

Capital share transactions:
Total increase (decrease) in net assets from net change in capital share transactions(a)	(5,486,478)	(9,891,815)	1,043,593	439,924

Total increase (decrease) in net assets	(7,949,876)	(6,116,119)	773,480	(2,228,100)

Net assets:
Beginning of year/period	21,400,391	27,516,510	2,178,635	4,406,735

End of year/period	$13,450,515	$21,400,391	$2,952,115	$2,178,635

Accumulated net investment loss, end of year/period	$(152,324)	$—	$(36,519)	$—

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly NASDAQ-100 Bull 2X Fund				Direxion Monthly NASDAQ-100 Bear 2X Fund
	Six Months Ended October 31, 2011 (Unaudited)		Year Ended April 30, 2011		Six Months Ended October 31, 2011 (Unaudited)		Year Ended April 30, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	485,214	$41,472,114	1,077,641	$76,940,514	1,960,330	$22,116,041	2,453,950	$38,676,804
Shares issued in reinvestment of distributions	—	—		—	—	—	16,659	310,385
Shares redeemed	(562,447)	(46,958,592)	(1,254,087)	(86,832,329)	(1,874,220)	(21,072,448)	(2,492,340)	(38,547,265)

Net increase (decrease)	(77,233)	$(5,486,478)	(176,446)	$(9,891,815)	86,110	$1,043,593	(21,731)	$439,924

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	17

Statements of Changes in Net Assets

	Direxion Monthly S&P 500 Bull 2X Fund		Direxion Monthly S&P 500 Bear 2X Fund
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Increase (Decrease) in net assets from:

Operations
Net investment loss	$(176,883)	$(333,944)	$(194,296)	$(394,862)
Net realized gain (loss) on investments	(3,829,160)	4,764,550	(2,357,359)	(13,473,346)
Change in net unrealized appreciation (depreciation) on investments	(853,233)	880,274	(1,502,456)	650,087

Net increase (decrease) in net assets resulting from operations	(4,859,276)	5,310,880	(4,054,111)	(13,218,121)

Distributions to shareholders:

Total distributions to shareholders	—	—	—	—

Capital share transactions:
Total increase (decrease) in net assets from net change in capital share transactions(a)	1,797,462	(1,932,851)	21,046,563	12,915,610

Total increase (decrease) in net assets	(3,061,814)	3,378,029	16,992,452	(302,511)

Net assets:
Beginning of year/period	20,234,640	16,856,611	9,865,456	10,167,967

End of year/period	$17,172,826	$20,234,640	$26,857,908	$9,865,456

Accumulated net investment loss, end of year/period	$(176,883)	$—	$(194,296)	$—

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly S&P 500 Bull 2X Fund				Direxion Monthly S&P 500 Bear 2X Fund
	Six Months Ended October 31, 2011 (Unaudited)		Year Ended April 30, 2011		Six Months Ended October 31, 2011 (Unaudited)		Year Ended April 30, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	4,185,018	$178,443,586	8,271,415	$319,411,380	5,088,820	$152,957,190	8,338,624	$321,978,656
Shares redeemed	(4,177,668)	(176,646,124)	(8,303,118)	(321,344,231)	(4,495,911)	(131,910,627)	(8,209,082)	(309,063,046)

Net increase (decrease)	7,350	$1,797,462	(31,703)	$(1,932,851)	592,909	$21,046,563	129,542	$12,915,610

The accompanying notes are an integral part of these financial statements.

18	DIREXION SEMI-ANNUAL REPORT

Statements of Changes in Net Assets

	Direxion Monthly Latin America Bull 2X Fund		Direxion Monthly Dollar Bull 2X Fund
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Increase (Decrease) in net assets from:

Operations
Net investment loss	$(452,364)	$(1,446,519)	$(80,883)	$(100,675)
Net realized gain (loss) on investments	(13,024,987)	7,338,475	(501,826)	(183,607)
Change in net unrealized appreciation (depreciation) on investments	(9,065,927)	7,158,847	20,209	(292,458)

Net increase (decrease) in net assets resulting from operations	(22,543,278)	13,050,803	(562,500)	(576,740)

Distributions to shareholders:

Total distributions to shareholders	—	—	—	—

Capital share transactions:
Total increase (decrease) in net assets from net change in capital share transactions (a)	(7,538,318)	(47,751,073)	2,923,866	(1,680,961)

Total increase (decrease) in net assets	(30,081,596)	(34,700,270)	2,361,366	(2,257,701)

Net assets:
Beginning of year/period	68,349,368	103,049,638	3,704,540	5,962,241

End of year/period	$38,267,772	$68,349,368	$6,065,906	$3,704,540

Accumulated net investment loss, end of year/period	$(452,364)	$—	$(80,883)	$—

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly Latin America Bull 2X Fund				Direxion Monthly Dollar Bull 2X Fund
	Six Months Ended October 31, 2011 (Unaudited)		Year Ended April 30, 2011		Six Months Ended October 31, 2011 (Unaudited)		Year Ended April 30, 2011
	Shares	Value	Shares	Value	Shares	Value	Shares	Value
Shares sold	595,309	$29,796,286	2,472,219	$141,217,775	1,037,645	$24,507,557	2,355,570	$65,769,985
Shares redeemed	(747,307)	$(37,334,604)	(3,329,911)	$(188,968,848)	(945,481)	$(21,583,691)	(2,388,257)	$(67,450,946)

Net increase (decrease)	(151,998)	$(7,538,318)	(857,692)	$(47,751,073)	92,164	$2,923,866	(32,687)	$(1,680,961)

The accompanying notes are an integral part of these financial statements.

DIREXION SEMI-ANNUAL REPORT	19

Statements of Changes in Net Assets

	Direxion Monthly Dollar Bear 2X Fund
	Six Months Ended October 31, 2011 (Unaudited)	Year Ended April 30, 2011
Increase (Decrease) in net assets from:

Operations
Net investment loss	$(40,818)	$(80,130)
Net realized loss on investments	(134,830)	(151,468)
Change in net unrealized appreciation (depreciation) on investments	(306,938)	615,500

Net increase (decrease) in net assets resulting from operations	(482,586)	383,902

Distributions to shareholders:

Total distributions to shareholders	—	—

Capital share transactions:
Total decrease in net assets from net change in capital share transactions (a)	(1,764,302)	(1,536,328)

Total decrease in net assets	(2,246,888)	(1,152,426)

Net assets:
Beginning of year/period	5,715,085	6,867,511

End of year/period	$3,468,197	$5,715,085

Accumulated net investment loss, end of year/period	$(40,818)	$—

(a)	Summary of capital share transactions is as follows:

	Direxion Monthly Dollar Bear 2X Fund
	Six Months Ended October 31, 2011 (Unaudited)		Year Ended April 30, 2011
	Shares	Value	Shares	Value
Shares sold	156,572	$3,634,283	1,185,404	$24,183,632
Shares redeemed	(234,411)	$(5,398,585)	(1,291,852)	$(25,719,960)

Net decrease	(77,839)	$(1,764,302)	(106,448)	$(1,536,328)

The accompanying notes are an integral part of these financial statements.

20	DIREXION SEMI-ANNUAL REPORT

Financial Highlights

October 31, 2011

													RATIOS TO AVERAGE NET ASSETS
	Net Asset Value, Beginning of Year/Period	Net Investment Income (Loss)[4]	Net Realized and Unrealized Gain (Loss) on Investments	Net Increase (Decrease) in Net Asset Value Resulting from Operations	Dividends from Net Investment Income	Distributions from Realized Capital Gains	Return of Capital Distribution	Total Distributions	Net Asset Value, End of Year/Period	Total Return		Net Assets, End of Year/Period (,000)	Total Expenses[3]	Net Expenses[3]	Net Investment Income (Loss) After Expense Reimbursement/ Recoupment[3]		Portfolio Turnover Rate[5]
Direxion Monthly NASDAQ-100 Bull 2X Fund
Six Months Ended October 31, 2011 (Unaudited)	$93.42	$(0.80)	$(4.04)	$(4.84)	$—	$—	$—	$—	$88.58	(5.18%	)[2]	$13,451	1.90%	1.90%	(1.88%	)	0%	[2]
Year ended April 30, 2011	67.85	(1.28)	26.85	25.57	—	—	—	—	93.42	37.69%		21,400	1.90%	1.90%	(1.80%	)	0%
Year ended April 30, 2010	31.57	(0.88)	37.16	36.28	—	—	—	—	67.85	114.92%		27,517	1.95%	1.91%	(1.77%	)	0%
Year ended April 30, 2009	112.07	(0.15)	(79.02)	(79.17)	—	(1.31)	(0.02)	(1.33)	31.57	(70.49%	)	26,156	1.93%	1.81%	(0.38%	)	83%
Year ended April 30, 2008	144.55	3.08	(15.54)	(12.46)	(7.07)	(12.95)	—	(20.02)	112.07	(11.69%	)	21,530	2.35%	1.75%	2.22%		28%
May 1, 2006[1] to April 30, 2007	140.00	1.61	11.55	13.16	—	(8.61)	—	(8.61)	144.55	10.11%	[2]	7,071	3.42%	1.75%	1.23%		920%	[2]
Direxion Monthly NASDAQ-100 Bear 2X Fund
Six Months Ended October 31, 2011 (Unaudited)	10.20	(0.11)	(0.24)	(0.35)	—	—	—	—	9.85	(3.43%	)[2]	2,952	1.90%	1.90%	(1.89%	)	0%	[2]
Year ended April 30, 2011	18.73	(0.27)	(6.93)	(7.20)	—	—	(1.33)	(1.33)	10.20	(41.58%	)	2,179	1.90%	1.90%	(1.79%	)	0%
Year ended April 30, 2010	58.25	(0.53)	(35.50)	(36.03)	—	—	(3.49)	(3.49)	18.73	(63.17%	)	4,407	2.40%	1.91%	(1.76%	)	0%
Year ended April 30, 2009	65.95	(0.45)	(1.35)	(1.80)	(5.90)	—	—	(5.90)	58.25	(7.08%	)	6,573	2.23%	1.81%	(0.52%	)	0%
Year ended April 30, 2008	79.70	1.50	(15.25)	(13.75)	—	—	—	—	65.95	(17.25%	)	9,086	2.38%	1.75%	2.03%		0%
May 1, 2006[1] to April 30, 2007	100.00	3.00	(23.30)	(20.30)	—	—	—	—	79.70	(20.30%	)[2]	8,159	3.23%	1.75%	3.03%		0%	[2]
Direxion Monthly S&P 500 Bull 2X Fund
Six Months Ended October 31, 2011 (Unaudited)	49.48	(0.40)	(7.83)	(8.23)	—	—	—	—	41.25	(16.63%	)[2]	17,173	1.90%	1.90%	(1.89%	)	0%	[2]
Year ended April 30, 2011	38.25	(0.69)	11.92	11.23	—	—	—	—	49.48	29.36%		20,235	1.90%	1.90%	(1.81%	)	0%
Year ended April 30, 2010	19.37	(0.44)	19.32	18.88	—	—	—	—	38.25	97.47%		16,857	1.93%	1.87%	(1.67%	)	0%
Year ended April 30, 2009	90.05	(0.21)	(70.46)	(70.67)	—	—	(0.01)	(0.01)	19.37	(78.48%	)	42,611	1.81%	1.85%	(0.95%	)	578%
Year ended April 30, 2008	119.40	2.50	(31.00)	(28.50)	—	—	(0.85)	(0.85)	90.05	(23.97%	)	19,608	2.46%	1.75%	2.35%		190%
May 1, 2006[1] to April 30, 2007	100.00	3.50	22.95	26.45	(3.65)	(3.40)	—	(7.05)	119.40	26.95%	[2]	10,382	3.15%	1.75%	3.21%		0%	[2]
Direxion Monthly S&P 500 Bear 2X Fund
Six Months Ended October 31, 2011 (Unaudited)	25.47	(0.28)	2.21	1.93	—	—	—	—	27.40	7.58%	[2]	26,858	1.90%	1.90%	(1.89%	)	0%	[2]
Year ended April 30, 2011	39.43	(0.68)	(13.28)	(13.96)	—	—	—	—	25.47	(35.40%	)	9,865	1.90%	1.90%	(1.79%	)	0%
Year ended April 30, 2010	96.60	(0.95)	(56.22)	(57.17)	—	—	—	—	39.43	(59.18%	)	10,168	1.98%	1.91%	(1.75%	)	0%
Year ended April 30, 2009	80.25	(0.75)	22.65	21.90	(5.55)	—	—	(5.55)	96.60	25.39%		26,885	1.93%	1.80%	(0.66%	)	195%
Year ended April 30, 2008	73.90	1.70	4.65	6.35	—	—	—	—	80.25	8.59%		8,996	2.44%	1.75%	2.10%		168%
May 1, 2006[1] to April 30, 2007	100.00	2.55	(26.25)	(23.70)	—	(2.40)	—	(2.40)	73.90	(23.87%	)[2]	4,391	7.03%	1.75%	3.02%		0%	[2]
Direxion Monthly Latin America Bull 2X Fund
Six Months Ended October 31, 2011 (Unaudited)	67.74	(0.49)	(22.60)	(23.09)	—	—	—	—	44.65	(34.09%	)[2]	38,268	1.90%	1.90%	(1.87%	)	0%	[2]
Year ended April 30, 2011	55.20	(1.02)	13.56	12.54	—	—	—	—	67.74	22.72%		68,349	1.90%	1.90%	(1.79%	)	0%
Year ended April 30, 2010	23.45	(0.84)	32.59	31.75	—	—	—	—	55.20	135.39%		103,050	1.90%	1.91%	(1.83%	)	0%
Year ended April 30, 2009	177.90	0.30	(151.98)	(151.68)	(0.32)	—	(2.45)	(2.77)	23.45	(85.09%	)	44,601	1.82%	1.75%	0.41%		120%
Year ended April 30, 2008	120.80	0.90	86.60	87.50	(20.30)	(10.10)	—	(30.40)	177.90	79.77%		283,141	1.64%	1.67%	0.57%		521%
May 2, 2006[1] to April 30, 2007	100.00	2.10	27.45	29.55	(7.75)	(1.00)	—	(8.75)	120.80	30.83%	[2]	46,167	2.26%	1.75%	2.07%		861%	[2]
Direxion Monthly Dollar Bull 2X Fund
Six Months Ended October 31, 2011 (Unaudited)	22.17	(0.22)	1.45	1.23	—	—	—	—	23.40	5.55%	[2]	6,066	1.90%	1.90%	(1.88%	)	0%	[2]
Year ended April 30, 2011	29.84	(0.50)	(7.17)	(7.67)	—	—	—	—	22.17	(25.70%	)	3,705	1.90%	1.90%	(1.80%	)	0%
Year ended April 30, 2010	36.75	(0.51)	(6.40)	(6.91)	—	—	—	—	29.84	(18.80%	)	5,962	2.07%	1.90%	(1.79%	)	0%
June 2, 2008[1] to April 30, 2009	30.00	(0.11)	8.62	8.51	—	(1.76)	—	(1.76)	36.75	27.87%	[2]	3,208	2.49%	1.71%	(0.30%	)	0%	[2]
Direxion Monthly Dollar Bear 2X Fund
Six Months Ended October 31, 2011 (Unaudited)	24.52	(0.22)	(1.96)	(2.18)	—	—	—	—	22.34	(8.89%	)[2]	3,468	1.90%	1.90%	(1.88%	)	0%	[2]
Year ended April 30, 2011	20.23	(0.37)	4.66	4.29	—	—	—	—	24.52	21.21%		5,715	1.90%	1.90%	(1.79%	)	0%
Year ended April 30, 2010	18.24	(0.39)	2.38	1.99	—	—	—	—	20.23	10.91%		6,868	1.96%	1.91%	(1.78%	)	0%
Year ended April 30, 2009	27.35	(0.08)	(9.03)	(9.11)	—	—	—	—	18.24	(33.31%	)	9,149	2.08%	1.80%	(0.31%	)	0%
Year ended April 30, 2008	22.16	0.50	6.39	6.89	(0.26)	(1.44)	—	(1.70)	27.35	32.50%		22,979	1.95%	1.75%	1.99%		0%
June 12, 2006[1] to April 30, 2007	20.00	0.60	1.64	2.24	(0.05)	(0.03)	—	(0.08)	22.16	11.22%	[2]	2,795	6.54%	1.75%	3.24%		0%	[2]

[1]	Commencement of operations.
[2]	Not annualized.
[3]	Annualized.
[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.
[5]

Portfolio turnover is calculated without regard to short-term securities having a maturity of less than one year. Investments in swaps, futures contracts and repurchase agreements are deemed short-term securities.

DIREXION SEMI-ANNUAL REPORT	21

Direxion Funds

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2011 (Unaudited)

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 27 series of which 7 are included in this report: Direxion Monthly NASDAQ-100 Bull 2X Fund, Direxion Monthly NASDAQ-100 Bear 2X Fund, Direxion Monthly S&P 500 Bull 2X Fund, Direxion Monthly S&P 500 Bear 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly Dollar Bull 2X Fund, and the Direxion Monthly Dollar Bear 2X Fund (each, a “Fund” and together, the “Funds”). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The 7 Funds included in this report offer only Investor Class of shares.

The Funds’ investment objectives are to seek investment results, before fees and expenses, that correspond to the calendar month performance of a particular index or benchmark. The Funds with the word “Bull” in their name attempt to provide investment results that correlate positively to the return of an index or benchmark. The Funds with the word “Bear” in their name attempt to provide investment results that correlate negatively to the return of an index or benchmark.

Fund	Index or Benchmark	Monthly Target
Direxion Monthly NASDAQ-100 Bull 2X Fund Direxion Monthly NASDAQ-100 Bear 2X Fund	NASDAQ-100® Index	200% -200%
Direxion Monthly S&P 500 Bull 2X Fund Direxion Monthly S&P 500 Bear 2X Fund	S&P 500® Index	200% -200%
Direxion Monthly Latin America Bull 2X Fund	S&P® Latin America 40 Index	200%
Direxion Monthly Dollar Bull 2X Fund Direxion Monthly Dollar Bear 2X Fund	U.S. Dollar® Index	200% -200%

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation – The Net Asset Value (“NAV”) of each Fund is determined daily, Monday through Friday, as of the close of regular trading on the New York Stock Exchange (“NYSE”), each day the NYSE is open for business. The value of all portfolio securities and other assets held by a Fund will be determined as of the time a Fund calculates its NAV, 4:00 p.m. Eastern Time (“Valuation Time”). Equity securities and exchange-traded funds are valued at their last sales price, or if not available, at the average of the last bid and ask prices. Investments in open-end mutual funds are valued at their respective quoted NAVs on the valuation dates. Futures are valued at the settlement price established on the exchange on which they are traded, if that settlement price reflects trading prior to the Valuation Time. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Over-the-counter securities are valued at the average of the last bid and ask prices. Securities primarily traded on the NASDAQ National Market are valued using the NASDAQ Official Closing Price. Swap contracts are valued using the closing price of the underlying reference entity or closing value of the reference index. Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the amortized cost method. Other debt securities are valued by using the mean prices provided by the Fund’s pricing service or, if such services are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Funds’ pricing service does not provide a valuation for such securities, the Fund’s pricing service provides valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees. Additionally, the Adviser will monitor developments in the marketplace for significant events that may affect the value oft hose securities whose closing prices were established before the Valuation Time.

22	DIREXION SEMI-ANNUAL REPORT

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receives, as collateral, cash and/or securities (primarily U.S. government securities) whose fair value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. The Funds were not invested in repurchase agreements at October 31, 2011.

c) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a specific entity or “basket” of securities representing a particular index or industry sector). A Fund does not offset the fair value amounts of the swap contract and the related collateral on the Statement of Assets and Liabilities arising from swap contracts executed with the same counterparty. The Fund’s obligations are accrued daily and offset by any amounts owed to the Fund.

In a “long” equity swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the counterparty will pay the Fund interest. Payments may be made at the conclusion of the contract or periodically during its term. These swap contracts do not include the delivery of securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”.

Each Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the return of the swap. However, in certain instances, market factors such as the interest rate environment and the demand to borrow the securities underlying the swap agreement can cause a scenario in which the Fund pays the counterparty interest. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap. The Funds will typically enter into equity swap agreements to obtain leverage in order to meet their objectives.

The Funds collateralize swap agreements with cash and certain securities as indicated on the Schedule of Investments of each of the Funds, respectively. Such collateral is held for the benefit of the counterparty in a segregated account at the Custodian to protect the counterparty against non-payment by a Fund. The Funds do not net collateral. In the event of a default by the counterparty, the Funds will seek return of this collateral and may incur certain costs exercising their rights with respect to the collateral. Amounts expected to be owed to the Funds are regularly collateralized either directly with the Funds or in a segregated account at the Custodian.

A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of swap agreement counterparty to the extent that posted collateral is insufficient. A Fund will enter into swap agreements only with large, well-capitalized and established financial institutions. The creditworthiness of each of the firms that is counterparty to a swap agreement is monitored by the Adviser. The financial statements of these counterparties are available by accessing the SEC’s website, at www.sec.gov. Swap contracts are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to play interest or principal due on the security. The counterparty to a swap contract might default on its obligations. In addition, the Funds have agreements with certain counterparties with which it trades swap contracts that contain credit

DIREXION SEMI-ANNUAL REPORT	23

risk-related contingent features that could be triggered subject to certain circumstances. Such circumstances included agreed upon net asset value and performance-based thresholds. The maximum exposure to in the Funds in regard to potential counterparty default and credit-risk related contingent features at October 31, 2011 is as follows:

	Direxion Monthly NASDAQ-100 Bull 2X Fund			Direxion Monthly NASDAQ-100 Bear 2X Fund
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$257,286	$1,790,000	$2,047,286	$(242,430)	$1,640,000	$1,397,570

	Direxion Monthly S&P 500 Bull 2X Fund			Direxion Monthly S&P 500 Bear 2X Fund
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Credit Suisse Capital, LLC	$(623,856)	$2,430,000	$1,806,144	$(2,180,612)	$14,840,000	$12,659,388

	Direxion Monthly Latin America Bull 2X Fund
Counterparty	Fair Value of Swap Contracts	Collateral for Swap Contracts	Maximum Credit Risk Exposure
Bank of America Merrill Lynch	$(7,840,411)	$23,852,654	$16,012,243

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an offsetting liability. The amount of the liability is subsequently marked-to-market to reflect the fair value of the short position. Subsequent fluctuations in the market prices of short securities may require purchasing the securities at prices which may differ from the fair value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily. The Funds held no securities sold short at October 31, 2011.

e) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against changes in the values of equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were not invested in options on futures contracts at October 31, 2011.

f) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions.

g) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater

24	DIREXION SEMI-ANNUAL REPORT

in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of buyers for such securities and delays and disruptions in securities settlement procedures.

h) Security Transactions – Investment transactions are recorded on trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes and excise taxes. No provision for federal income taxes has been made.

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, and dividends received from money market funds, is recognized on an accrual basis. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective daily net assets. For additional discussion on expenses refer to Note 4.

k) Distributions to Shareholders – Each Fund generally pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions during the six months ended October 31, 2011, and the year ended April 30, 2011, for the NASDAQ-100 Bear 2X Fund was as follows:

	Six Months Ended October 31, 2011	Year Ended April 30, 2011
Distributions paid from:
Ordinary Income	$—	$—
Long-term capital gains	—	—
Return of capital	—	327,792

Total distributions paid	$—	$327,792

No other Fund paid distributions during the six months ended October 31, 2011 and the year ended April 30, 2011.

The Funds are designating as long-term capital gain dividends, pursuant to Internal Revenue Code 852(b)(3), the amount necessary to reduce the earnings and profits of the Funds related to net capital gain to zero for the tax year ended April 30, 2011. To the extent necessary to fully distribute such capital gains, the Funds also designate earnings and profits distributed to shareholders on the redemption of shares.

As of April 30, 2011, the components of distributable earnings of the Funds on a tax basis were as follows:

	Direxion Monthly NASDAQ-100 Bull 2X Fund	Direxion Monthly NASDAQ-100 Bear 2X Fund	Direxion Monthly S&P 500 Bull 2X Fund	Direxion Monthly S&P 500 Bear 2X Fund
Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

Undistributed ordinary income	—	—	1,704,430	—
Undistributed long-term capital gain	—	—	—	—

Total distributable earnings	—	—	1,704,430	—

Other accumulated gain/(loss)	(12,647,359)	(16,640,848)	(91,621)	(39,194,903)

Total accumulated earnings/(loss)	$(12,647,359)	$(16,640,848)	$1,612,809	$(39,194,903)

DIREXION SEMI-ANNUAL REPORT	25

	Direxion Monthly Latin America Bull 2X Fund	Direxion Monthly Dollar Bull 2X Fund	Direxion Monthly Dollar Bear 2X Fund
Net unrealized appreciation/(depreciation)	$—	$—	$—

Undistributed ordinary income	—	—	—
Undistributed long-term capital gain	—	—	—

Total distributable earnings	—	—	—

Other accumulated gain/(loss)	(151,173,478)	(1,772,633)	(4,174,046)

Total accumulated earnings/(loss)	$(151,173,478)	$(1,772,633)	$(4,174,046)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales. Other accumulated gain/ (loss) is generally comprised of capital loss carryforwards, post-October capital loss deferrals and/or unrealized gain/ (loss) on derivative positions.

The cost basis of investments for federal tax purposes as of October 31, 2011 was as follows:

	Direxion Monthly NASDAQ-100 Bull 2X Fund	Direxion Monthly NASDAQ-100 Bear 2X Fund	Direxion Monthly S&P 500 Bull 2X Fund	Direxion Monthly S&P 500 Bear 2X Fund
Tax cost of investments	$—	$—	$—	$—
Gross unrealized appreciation	—	—	—	—
Gross unrealized depreciation	—	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—	$—

	Direxion Monthly Latin America Bull 2X Fund	Direxion Monthly Dollar Bull 2X Fund	Direxion Monthly Dollar Bear 2X Fund
Tax cost of investments	$—	$—	$—
Gross unrealized appreciation	—	—	—
Gross unrealized depreciation	—	—	—

Net unrealized appreciation/(depreciation)	$—	$—	$—

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1 and the end of their fiscal year, April 30, 2011.

At April 30, 2011, the following Funds deferred, on a tax basis, post-October losses of:

Post October Capital Loss Deferred
Direxion Monthly NASDAQ-100 Bull 2X Fund	$—
Direxion Monthly NASDAQ-100 Bear 2X Fund	801,213
Direxion Monthly S&P 500 Bull 2X Fund	—
Direxion Monthly S&P 500 Bear 2X Fund	6,268,667
Direxion Monthly Latin America Bull 2X Fund	—
Direxion Monthly Dollar Bull 2X Fund	397,090
Direxion Monthly Dollar Bear 2X Fund	—

26	DIREXION SEMI-ANNUAL REPORT

At April 30, 2011 the following Funds had capital loss carryforwards on a tax basis of:

	Expires
	4/30/2017	4/30/2018	4/30/2019	Total
Direxion Monthly NASDAQ-100 Bull 2X Fund	$12,205,416	$—	$—	$12,205,416
Direxion Monthly NASDAQ-100 Bear 2X Fund	—	10,340,943	2,502,296	12,843,239
Direxion Monthly S&P 500 Bull 2X Fund	—	—	—	—
Direxion Monthly S&P 500 Bear 2X Fund	—	18,781,801	4,649,215	23,431,016
Direxion Monthly Latin America Bull 2X Fund	148,741,363	—	—	148,741,363
Direxion Monthly Dollar Bull 2X Fund	—	1,296,568	78,975	1,375,543
Direxion Monthly Dollar Bear 2X Fund	3,171,983	—	1,002,063	4,174,046

Capital Loss Utilized:	4/30/2011
Direxion Monthly NASDAQ-100 Bull 2X Fund	$3,047,422
Direxion Monthly S&P 500 Bull 2X Fund	1,891,975
Direxion Monthly Latin America Bull 2X Fund	8,542,946

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

The Funds follow financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds have reviewed all open tax years and concluded that there is no effect to the Fund’s financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. Open tax years are those years that are open for examination by the relevant income taxing authority. As of October 31, 2011, open Federal and state income tax years include the tax years ended April 30, 2008, April 30, 2009, April 30, 2010 and April 30, 2011. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. One of the more prominent changes addresses capital loss carryforwards. Under the Act, each fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

l) Guarantees and Indemnifications – In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. The Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

m) Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	INVESTMENT TRANSACTIONS

During the six months ended October 31, 2011, the Funds had no purchases and sales of investments (excluding short-term investments and swaps and futures contracts). Additionally, there were no purchases or sales of long-term U.S. government securities during the six months ended October 31, 2011.

4.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Fees: The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee of 0.75%, computed daily and payable monthly, as applied to each Fund’s average daily net assets.

DIREXION SEMI-ANNUAL REPORT	27

Operating Services Agreement: The Funds have entered into an Operating Services Agreement (the “Agreement”) with the Adviser. Under the Agreement, the Adviser will be responsible for all expenses of the Trust except the following: management fees, distribution and/or service fees, acquired fund fees, taxes, leverage interest, dividends or interest on short positions, other interest expenses, brokerage commission and other extraordinary expenses outside the typical day-to-day operations of the Funds. In consideration for the services rendered pursuant to the Agreement, the Funds will pay to the Adviser, as compensation for the services provided by the Adviser under the Agreement, a monthly fee of 0.65%, calculated on an annualized basis on the average net assets of each Fund.

Distribution Expenses: Shares of the Funds are subject to an annual 12b-1 fee of up to 1.00% of a Fund’s average daily net assets. The Funds currently pay a 12b-1 fee of 0.25% of the Fund’s average daily net assets.

Shareholder Servicing Fees: The Board of Trustees has also authorized each Fund’s shares to pay a shareholder servicing fee of 0.25% of each Fund’s average daily net assets. The Trust, on behalf of each Fund, pays the fee to financial institutions and other persons who provide services and maintain shareholder accounts.

Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. The Distributor is an affiliate of the Adviser.

5.	VALUATION MEASUREMENTS

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 – Quoted prices in active markets for identical securities,

Level 2 – Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of October 31, 2011:

	Direxion Monthly NASDAQ-100 Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$257,286	$—	$257,286

	Direxion Monthly NASDAQ-100 Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(242,430)	$—	$(242,430)

	Direxion Monthly S&P 500 Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(623,856)	$—	$(623,856)

	Direxion Monthly S&P 500 Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(2,180,612)	$—	$(2,180,612)

	Direxion Monthly Latin America Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$—	$(7,840,411)	$—	$(7,840,411)

28	DIREXION SEMI-ANNUAL REPORT

	Direxion Monthly Dollar Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$(247,886)	$—	$—	$(247,886)

	Direxion Monthly Dollar Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$97,972	$—	$—	$97,972

For further detail on each asset class, see Schedule of Investments.

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts.

Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds follow authoritative accounting standards which improve disclosure about fair value measurements. These standards require additional disclosures regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) will be required to be disclosed on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales must be shown on a gross basis in the Level 3 rollforward rather than as one net number.

There were no significant transfers between Level 1 and Level 2 securities during the six months ended October 31, 2011. There were no Level 3 securities held by the Funds during the six months ended October 31, 2011. It is the Funds’ policy to recognize transfers into Level 3 at the value as of the beginning of the period.

6.	ADDITIONAL DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivatives instruments, how derivatives instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives of calendar month leveraged investment results of each Fund’s respective index. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of October 31, 2011 the Funds were invested in futures and equity swap contracts.

At October 31, 2011, the fair value of derivatives instruments were as follows:

Asset Derivatives[1]
		Foreign Exchange Risk	Equity Risk	Total
Direxion Monthly NASDAQ-100 Bull 2X Fund	Swap contracts	$—	$257,286	$257,286
	Total	$—	$257,286	$257,286
Direxion Monthly Latin America Bull 2X Fund	Swap contracts	$—	$327,127	$327,127
	Total	$—	$327,127	$327,127
Direxion Monthly Dollar Bear 2X Fund	Futures contracts*	$97,972	$—	$97,972
	Total	$97,972	$—	$97,972

[1]	Statement of Assets and Liabilities location: Unrealized appreciation on swaps and variation margin receivable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

DIREXION SEMI-ANNUAL REPORT	29

Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Liability Derivatives[1]
		Foreign Exchange Risk	Equity Risk	Total
Direxion Monthly NASDAQ-100 Bear 2X Fund	Swap contracts	$—	$242,430	$242,430
	Total	$—	$242,430	$242,430
Direxion Monthly S&P 500 Bull 2X Fund	Swap contracts	$—	$623,856	$623,856
	Total	$—	$623,856	$623,856
Direxion Monthly S&P 500 Bear 2X Fund	Swap contracts	$—	$2,180,612	$2,180,612
	Total	$—	$2,180,612	$2,180,612
Direxion Monthly Latin America Bull 2X Fund	Swap contracts	$—	$8,167,538	$8,167,538
	Total	$—	$8,167,538	$8,167,538
Direxion Monthly Dollar Bull 2X Fund	Futures contracts*	$247,886	$—	$247,886
	Total	$247,886	$—	$247,886

[1]	Statement of Assets and Liabilities location: Unrealized depreciation on swaps and variation margin payable.
*	Cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments.

Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

Transactions in derivative instruments during the six months ended October 31, 2011, were as follows:

		Foreign exchange risk	Equity risk	Total
Direxion Monthly NASDAQ-100 Bull 2X Fund	Realized gain (loss)[1]
	Swap Contracts	$—	$(1,943,703)	$(1,943,703)
	Total realized gain (loss)	$—	$(1,943,703)	$(1,943,703)
	Change in unrealized appreciation (depreciation)[2]
	Swap Contracts	$—	$(367,371)	$(367,371)
	Total change in unrealized appreciation (depreciation)	$—	$(367,371)	$(367,371)
Direxion Monthly NASDAQ-100 Bear 2X Fund	Realized gain (loss)[1]
	Swap Contracts	$—	$(128,561)	$(128,561)
	Total realized gain (loss)	$—	$(128,561)	$(128,561)
	Change in unrealized appreciation (depreciation)[2]
	Swap Contracts	$—	$(105,033)	$(105,033)
	Total change in unrealized appreciation (depreciation)	$—	$(105,033)	$(105,033)
Direxion Monthly S&P 500 Bull 2X Fund	Realized gain (loss)[1]
	Swap Contracts	$—	$(3,829,160)	$(3,829,160)
	Total realized gain (loss)	$—	$(3,829,160)	$(3,829,160)
	Change in unrealized appreciation (depreciation)[2]
	Swap Contracts	$—	$(853,233)	$(853,233)
	Total change in unrealized appreciation (depreciation)	$—	$(853,233)	$(853,233)
Direxion Monthly S&P 500 Bear 2X Fund	Realized gain (loss)[1]
	Swap Contracts	$—	$(2,357,359)	$(2,357,359)
	Total realized gain (loss)	$—	$(2,357,359)	$(2,357,359)
	Change in unrealized appreciation (depreciation)[2]
	Swap Contracts	$—	$(1,502,456)	$(1,502,456)
	Total change in unrealized appreciation (depreciation)	$—	$(1,502,456)	$(1,502,456)

30	DIREXION SEMI-ANNUAL REPORT

		Foreign exchange risk	Equity risk	Total
Direxion Monthly Latin America Bull 2X Fund	Realized gain (loss)[1]
	Swap Contracts	$—	$(13,024,987)	$(13,024,987)
	Total realized gain (loss)	$—	$(13,024,987)	$(13,024,987)
	Change in unrealized appreciation (depreciation)[2]
	Swap Contracts	$—	$(9,065,927)	$(9,065,927)
	Total change in unrealized appreciation (depreciation)	$—	$(9,065,927)	$(9,065,927)
Direxion Monthly Dollar Bull 2X Fund	Realized gain (loss)[1]
	Futures Contracts	$(501,826)	$—	$(501,826)
	Total realized gain (loss)	$(501,826)	$—	$(501,826)
	Change in unrealized appreciation (depreciation)[2]
	Futures Contracts	$20,209	$—	$20,209
	Total change in unrealized appreciation (depreciation)	$20,209	$—	$20,209
Direxion Monthly Dollar Bear 2X Fund	Realized gain (loss)[1]
	Futures Contracts	$(134,830)	$—	$(134,830)
	Total realized gain (loss)	$(134,830)	$—	$(134,830)
	Change in unrealized appreciation (depreciation)[2]
	Futures Contracts	$(306,938)	$—	$(306,938)
	Total change in unrealized appreciation (depreciation)	$(306,938)	$—	$(306,938)

[1]	Statement of Operations location: Net realized gain (loss) on futures and swaps.
[2]	Statement of Operations location: Change in unrealized appreciation (depreciation) on futures and swaps.

For the six months ended October 31, 2011, the volume of the derivatives held by the Funds was as follows:

	Quarterly average gross notional amounts
	Long Futures Contracts	Short Futures Contracts	Long Equity Swaps Contracts	Short Equity Swaps Contracts
Direxion Monthly NASDAQ-100 Bull 2X Fund	$—	$—	$35,688,470	$—
Direxion Monthly NASDAQ-100 Bear 2X Fund	—	—	—	6,198,465
Direxion Monthly S&P 500 Bull 2X Fund	—	—	37,347,558	—
Direxion Monthly S&P 500 Bear 2X Fund	—	—	—	31,143,348
Direxion Monthly Latin America Bull 2X Fund	—	—	110,773,996	—
Direxion Monthly Dollar Bull 2X Fund	15,165,758	—	—	—
Direxion Monthly Dollar Bear 2X Fund	—	9,073,776	—	—

The Funds utilize this volume of derivatives in order to obtain leverage in order to meet the investment objectives of 200% (or -200%) calendar month performance of their respective index.

7.	NEW ACCOUNTING PRONOUNCEMENT

In April 2011, FASB issued an update intended to improve the accounting for repurchase and other similar agreements. Specifically, the update modifies the criteria for determining when these agreements would be accounted for as financing transactions (secured borrowings/lending agreements) as opposed to sale (purchase) transactions with commitments to repurchase (resell). At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statements or footnote disclosures, if any.

In May 2011, FASB issued an update to improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with GAAP and International Financial Reporting Standards. This update will require reporting entities to discloses the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement

DIREXION SEMI-ANNUAL REPORT	31

to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, the update will require reporting entities to make disclosure about amounts and reason for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of this update and the impact it will have to the financial statements or footnote disclosures, if any.

8.	SUBSEQUENT EVENTS

The Funds follow authoritative standards for accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. These standards require the Funds to recognize in the financial statements the effects of all recognized subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. For nonrecognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. The Funds have evaluated subsequent events through the issuance of the Funds’ financial statements and have determined there is no impact to the Funds’ financial statements.

32	DIREXION SEMI-ANNUAL REPORT

ADDITIONAL INFORMATION

(UNAUDITED)

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses, Annual and Semi-Annual Reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Householding begins once you have signed your account application. After such time, if you would like to discontinue householding for your accounts, please call toll-free at (800) 851-0511 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

DIREXION SEMI-ANNUAL REPORT	33

INVESTMENT ADVISORY AGREEMENT APPROVAL

Provided below is a summary of certain of the factors the Board considered at its August 17, 2011 Board meeting in renewing the Advisory Agreement (“Agreement”) between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of the Direxion Monthly Dollar Bull 2X Fund, Direxion Monthly Dollar Bear 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly NASDAQ-100® Bull 2X Fund, Direxion Monthly NASDAQ-100® Bear 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund and Direxion Monthly S&P 500® Bear 2X Fund, each a series of the Trust. Each series of the Trust is referred to herein as a “Fund” and collectively as the “Funds.” The Board did not identify any particular information that was most relevant to its consideration to approve the Agreement and each Trustee may have afforded different weight to the various factors. In determining whether to approve the continuance of the Agreement, the Board considered the best interests of each Fund separately. In addition, the Board noted that the Trustees have considered various reports and information provided throughout the year at their regular Board meetings and otherwise. While the Agreement for all of the Funds was considered at the same Board meeting, the Board considered each Fund’s investment advisory relationship separately.

In each instance, the Board considered, among others, the following factors: (1) the nature and quality of the services provided; (2) the investment performance of the Fund; (3) the profitability of the advisory business to Rafferty; (4) the extent to which economies of scale have been taken into account in setting fee schedules; (5) whether fee levels reflect these economies of scale, if any, for the benefit of Fund shareholders; (6) comparisons of services and fees with contracts entered into by Rafferty with other clients (such as pension funds and other institutional investors), if any; and (7) other benefits derived or anticipated to be derived and identified by Rafferty from its relationship with the Funds.

Nature, Extent and Quality of Services Provided. The Board reviewed the nature, extent and quality of the services provided under the Agreement by Rafferty. The Board noted that Rafferty has provided services to the Trust since its inception and has developed an expertise in managing the Funds, which use a leveraged investment strategy. The Board also noted that Rafferty trades efficiently with low commission schedules, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Funds and meet its expense reimbursement obligations, if any. The Board also considered that Rafferty utilizes the services of an independent compliance consulting firm and that reports from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board considered that Rafferty oversees all aspects of the operation of the Funds, including oversight of the Funds’ service providers. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services provided by Rafferty to the Funds under the Agreement were fair and reasonable.

Performance of the Funds. The Board considered quarterly reports throughout the year related to the performance of the Funds. In addition, the Board evaluated the performance of the Funds relative to: (1) performance models for the year-to-date and since-inception periods ended June 30, 2011; and (2) market indices for the year-to-date and since-inception periods ended June 30, 2011. The Board considered Rafferty’s explanation that the Funds’ performance is more appropriately compared to the models than to the market indices. The Board also considered Rafferty’s explanation that the Funds are difficult to categorize with other Lipper and Morningstar peer group funds because the Funds seek calendar month investment results that are leveraged and the Lipper and Morningstar peer group funds generally do not.

The Board noted Rafferty’s explanation that the performance of a Fund and its model typically will differ materially from the performance of the Fund’s benchmark index because the benchmark index’s performance does not reflect the effects of a leveraged investment strategy or the compounding impact of a Fund’s monthly performance. In addition, the Board noted Rafferty’s representation that the underperforming Funds generally underperformed their models due to a combination of factors (collectively, the “Factors”), most notably: (1) that a Fund’s performance will be adversely affected by fund expenses and cash flows into and out of the Fund, which are not factors that impact the performance of the Funds’ models and benchmark indices; (2) tracking differences between the futures contracts held by certain of the Funds and the securities included in their benchmark indices; and (3) price deviations between the time when Rafferty rebalanced the Funds’ portfolios and the close of the markets. The Board noted that the Funds’ models are not affected by these price deviations.

With respect to the Direxion Monthly Dollar Bull 2X Fund and Direxion Monthly NASDAQ-100® Bull 2X Fund, the Board considered that the Funds outperformed their models for the relevant periods ended June 30, 2011.

34	DIREXION SEMI-ANNUAL REPORT

With respect to the Direxion Monthly Dollar Bear 2X Fund, Direxion Monthly Latin America Bull 2X Fund, Direxion Monthly NASDAQ-100® Bear 2X Fund, Direxion Monthly S&P 500® Bull 2X Fund and Direxion Monthly S&P 500® Bear 2X Fund, the Board considered that the Funds underperformed their models for the relevant periods ended June 30, 2011. The Board noted Rafferty’s representation that each Fund underperformed its model primarily due to the previously discussed Factors.

Costs of Services Provided to the Funds and Profits Realized. The Board considered the overall fees paid to Rafferty on an annual basis since each Fund’s commencement of operations, including any fee waivers and recoupment of fees previously waived. With respect to the Funds, the Board also considered advisory fees charged by, and total expense ratios of, comparable fund groups. In this regard, management advised the Board that the advisory fee rates for each of the Funds is similar to or, in some cases lower than, the advisory fee rates for the comparable fund groups. The Board also considered that the total expense ratios for the Funds are generally higher than comparable funds. However, Rafferty indicated that the comparable fund groups have higher asset levels, which account in part for their lower total expense ratios. The Board also considered the fees that Rafferty charges for the services that it provides to a pooled trading vehicle for domestic hedge funds.

The Board considered that Rafferty contractually agreed to limit the total expenses for the most recent and upcoming fiscal years for each Fund via fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business and its representation that it does not allocate internal costs and assess profitability with respect to its services to individual Funds. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Agreement were fair and reasonable.

Economies of Scale. The Board considered Rafferty’s representation that it believes that asset levels at this time are not sufficient to achieve economies of scale or warrant a reduction in fee rates or the addition of breakpoints. Rafferty noted that it was continuing to work on its sales and marketing efforts to raise additional assets. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the reduction in fee rates or additions of breakpoints were not necessary at this time.

Other Benefits. The Board considered Rafferty’s representation that its relationship with the Funds has permitted Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms helps to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion. Based on, but not limited to, the above considerations and determinations, the Board determined that the Agreement for the Funds were fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the continuance of the Agreement.

DIREXION SEMI-ANNUAL REPORT	35

Direxion Funds

TRUSTEES AND OFFICERS

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The SAI includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling 1-800-851-0511.

Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Lawrence C. Rafferty(1) Age: 69	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997-present; Chief Executive Officer of Rafferty Companies, LLC, 1996-present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995-present.	28	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

Non-Interested Trustees
Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel J. Byrne Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Florida Inc. (formerly, Byrne Securities Inc.), 1992-present.	162	None.
Gerald E. Shanley III Age: 67	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Retired, Since 2002; Business Consultant, 1985-present; Trustee of Trust Under Will of Charles S. Payson, 1987-present; C.P.A., 1979-present.	162	None.
John Weisser Age: 69	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971-1995, most recently as Managing Director.	162	Director, MainStay VP Fund Series, The MainStay Funds, The MainStay Funds Trust; Director ICAP Funds, Inc; Director, Eclipse Funds, Inc., Eclipse Funds; (66 Funds Total)
(1)	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 27 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 52 of the 134 funds currently registered with the SEC.

36	DIREXION SEMI-ANNUAL REPORT

Direxion Funds

TRUSTEES AND OFFICERS

Principal	Officers of the Trust

The officers of the Trust conduct and supervise its daily business. Unless otherwise noted, an individual’s business address is 33 Whitehall Street, 10th Floor, New York, New York 10004. As of the date of this report, the officers of the Trust, their ages, their business address and their principal occupations during the past five years are as follows:

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	# of Portfolios in the Direxion Family of Investment Companies Overseen by Trustee(2)	Other Trusteeships/ Directorships Held by Trustee
Daniel D. O’Neill(1) Age: 43	President; Chief Operating Officer and Chief Investment Officer	One Year; Since 1999 One Year; Since 2006	Managing Director of Rafferty, 1999-present.	134	N/A
Christopher Lewis Age: 41	Chief Compliance Officer	One Year; Since 2009	Director, Alaric Compliance Services, LLC, 2009 – present; Partner, Thacher Proffitt & Wood LLP, 2004-2008; Partner, Simmons & Simmons, 2002-2004.	N/A	N/A
Patrick J. Rudnick 777 East Wisconsin Avenue Milwaukee, WI 53202 Age: 38	Principal Financial Officer and Treasurer	One Year; Since 2010	Vice President, U.S. Bancorp Fund Services, LLC, since 2006; formerly, Manager, PricewaterhouseCoopers LLP (1999-2006).	N/A	N/A
Angela Brickl Age: 35	Secretary[3]	One Year; Since 2011	Vice President, Rafferty Asset Management, LLC, since October 2010; Summer Associate at Skadden, Arps, Slate, Meagher & Flom, LLP, May – August 2009; Summer Associate at Foley & Lardner, LLP, May – August 2008; Vice President, U.S. Bancorp Fund Services, LLC, November 2003 – August 2007.	N/A	N/A
(1)	Mr. O’Neill serves as Chairman of the Board of Trustees of the Direxion Shares ETF Trust.

(2)

The Direxion Family of Investment Companies consists of the Direxion Funds which currently offers for sale to the public 27 portfolios, the Direxion Insurance Trust which currently offers for sale 1 portfolio and the Direxion Shares ETF Trust which currently offers for sale to the public 52 of the 134 funds currently registered with the SEC.

(3)	Ms. Brickl replaced Eric W. Falkeis as Secretary effective August 17, 2011.

DIREXION SEMI-ANNUAL REPORT	37

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40

PRIVACY NOTICE

At the Direxion Funds, we are committed to protecting your privacy. To open and service your Direxion accounts, we collect and maintain certain nonpublic personal information about you, such as your address, phone number, social security number, purchases, sales, account balances, bank account information and other personal financial information. We collect this information from the following sources:

•	Account applications or other forms on which you provide information,

•	Mail, e-mail, the telephone and our website, and

•	Your transactions and account inquiries with us.

We safeguard the personal information that you have entrusted to us in the following ways:

•	As a general policy, only those employees who maintain your account and respond to your requests for additional services have access to your account information.

•	We maintain physical, electronic, and procedural safeguards to insure the security of your personal information and to prevent unauthorized access to your information.

We do not disclose any nonpublic personal information about you or our former shareholders to anyone, except as permitted or required by law. In the course of conducting business and maintaining your account we may share shareholder information, as allowed by law, with our affiliated companies and with other service providers, including financial intermediaries, custodians, transfer agents and marketing consultants. Those companies are contractually bound to use that information only for the services for which we hired them. They are not permitted to use or share our shareholders’ nonpublic personal information for any other purpose. There also may be times when we provide information to federal, state or local authorities as required by law.

In the event that you hold fund shares of Direxion through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

For questions about our policy, please contact us at (800) 851-0511.

This page is not a part of the semi-annual report.

SEMI–ANNUAL REPORT OCTOBER 31, 2011

33 Whitehall Street, 10th Floor New York, New York 10004 (800) 851-0511

Investment Adviser

Rafferty Asset Management, LLC

33 Whitehall St. 10th Floor

New York, NY 10004

Administrator, Transfer Agent, Dividend Paying Agent & Shareholding Servicing Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 1993

Milwaukee, WI 53201-1993

Custodian

U.S. Bank, N.A.

1555 RiverCenter Dr., Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

Distributor

Rafferty Capital Markets, LLC

59 Hilton Avenue

Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent period ended June 30 (starting with the year ended June 30, 2005) is available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

The Fund files complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q is available without change, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Direxion Funds

By (Signature and Title)	/s/ Daniel D. O’Neill
Daniel D. O’Neill, President

Date	January 6, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Daniel D. O’Neill
Daniel D. O’Neill, President

Date	January 6, 2012

By (Signature and Title)*	/s/ Patrick J. Rudnick
Patrick J. Rudnick, Principal Financial Officer

Date	January 6, 2012

*	Print the name and title of each signing officer under his or her signature.